Capital and reserve - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Thousands				1 Months Ended				12 Months Ended
	Dec. 15, 2017	Mar. 12, 2012 CNY (¥) shares	Mar. 12, 2012 USD ($) shares	Sep. 30, 2015 CNY (¥) shares	Sep. 30, 2015 USD ($) shares	Jul. 31, 2015 CNY (¥)	Nov. 30, 2011 CNY (¥)	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 HKD ($)	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2019 CNY (¥) shares	Jun. 30, 2016 CNY (¥)	Jun. 30, 2012 shares	Jun. 30, 2011 CNY (¥)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2017 CNY (¥)	Dec. 15, 2016 shares	Jul. 31, 2015 $ / shares shares	Jul. 31, 2015 ¥ / shares shares	Dec. 31, 2014 shares	Nov. 30, 2014 shares	Apr. 30, 2012 CNY (¥)	Feb. 28, 2011 shares	Jul. 31, 2009
Disclosure Of Capital and reserve [Line Items]
Number of shares authorised | shares								1,000,000,000		1,000,000,000	1,000,000,000				1,000,000,000
Number of ordinary share in exchange of each other share | shares				480,000	480,000													16	16
Par value per share | $ / shares															$ 0.0001			$ 0.0001
Number of instruments granted in share-based payment arrangement				480,000	480,000
Value of instruments granted in share-based payment arrangement				¥ 1,459	$ 229
Proceeds from issuing shares												¥ 122,369
Share issue related cost												¥ 9,551
Par value of ordinary shares issued to public | ¥ / shares																			¥ 28
Net proceeds from issuing shares						¥ 112,790
Contributed registered capital							¥ 41,000	¥ 82,800
Consideration transferred, acquisition-date fair value								56,866
Proceeds from contributions of non-controlling interests				¥ 1,459			32,906
Charge to deduct capital							8,094
Capital contribution								197,984		¥ 253,034
Deduction from contributed capital arising from business combination under common control								¥ 56,866
Description of annual appropriation for general reserve								general reserve requires annual appropriation 10% of after-tax profits at each year-end until the balance reaches 50% of the PRC company’s registered capital	general reserve requires annual appropriation 10% of after-tax profits at each year-end until the balance reaches 50% of the PRC company’s registered capital
General reserve								¥ 93,983		63,239
Education development reserve, percentage								25.00%	25.00%
Education development reserve								¥ 341,438		319,034
Dividend declared and paid								0		¥ 0	¥ 0
warrants [Member]
Disclosure Of Capital and reserve [Line Items]
Issue of equity in number | shares																	1,242,256
Number of other equity instruments exercised or vested in share-based payment arrangement	1,242,256
American depositary shares [Member]
Disclosure Of Capital and reserve [Line Items]
Public offering price per share | $ / shares																		$ 7
Issue of equity in number | shares																		2,858,000	2,858,000
American depositary shares [Member] | warrants [Member]
Disclosure Of Capital and reserve [Line Items]
Issue of equity in number | shares																	77,641
Number of other equity instruments exercised or vested in share-based payment arrangement	77,641
Share capital
Disclosure Of Capital and reserve [Line Items]
Issue of equity in number | shares																		45,728,000	45,728,000
Non Controlling interests
Disclosure Of Capital and reserve [Line Items]
Consideration For Acquisition Equity Interest								32,906
Hailiang HK [Member]
Disclosure Of Capital and reserve [Line Items]
Proceeds from contributions of non-controlling interests								9	$ 10
Zhenjiang Jianghe High School of Art [Member] | Non Controlling interests
Disclosure Of Capital and reserve [Line Items]
Waiving Liabilities								¥ 1,816
Mr. Feng [member]
Disclosure Of Capital and reserve [Line Items]
Share deficit														¥ 236
Net proceeds from issuing shares														¥ 0
Capital contribution							41,000
Deemed capital contribution											¥ 15,000
Hailiang Education Investment Group Co Ltd [Member]
Disclosure Of Capital and reserve [Line Items]
Capital contribution																¥ 10,000						¥ 139,980
Beize Group [Member]
Disclosure Of Capital and reserve [Line Items]
Percentage of contribution to registered capital											0.10%
Capital contribution											¥ 139
Independent Appraiser [member] | Network 1 Financial Securities, Inc. [member]
Disclosure Of Capital and reserve [Line Items]
Fair Value of Adjustment of Warrants						¥ 1,707
Maxida International Company Limited [Member]
Disclosure Of Capital and reserve [Line Items]
Number of shares authorised | shares		365,000,000	365,000,000																	1,000,000,000	365,000,000		360,000,000
Increase (decrease) in number of ordinary shares issued | shares		5,000,000	5,000,000										18,864
Proceeds from issue of ordinary shares		¥ 18,867	$ 3,000
Proportion of equity interest held by third party		1.40%	1.40%
Foreign Language [member]
Disclosure Of Capital and reserve [Line Items]
Percentage of contribution to registered capital								100.00%							100.00%
Tianma Experimental School [Member]
Disclosure Of Capital and reserve [Line Items]
Consideration transferred, acquisition-date fair value							6,000
Percentage of voting equity interests acquired																								80.00%
Financial assets recognised as of acquisition date							¥ 4,116
Percentage of Noncontrolling Interests Acquired							20.00%
Consideration For Acquisition Equity Interest | $															$ 110,000
Three Schools [Member]
Disclosure Of Capital and reserve [Line Items]
Percentage of contribution to registered capital							100.00%
Equity interest transferred , Cash Consideration																						¥ 139,800
Hailiang Experimental High School (Experimental High) [Member]
Disclosure Of Capital and reserve [Line Items]
Consideration transferred, acquisition-date fair value							¥ 35,000
Financial assets recognised as of acquisition date							¥ 28,790
Percentage of Noncontrolling Interests Acquired							40.00%
Hailiang Experimental High School (Experimental High) [Member] | Mr. Feng [member]
Disclosure Of Capital and reserve [Line Items]
Percentage of contribution to registered capital								60.00%							60.00%
Feicheng Education Investment
Disclosure Of Capital and reserve [Line Items]
Capital contribution								¥ 1,000